Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Stock option exercises (in shares)	9,923
Cash dividend declared (in dollars per share) | $ / shares	$ 1.3719	$ 1.3625	$ 1.3625
Purchase of treasury stock (in shares)	71,260	97,800	826
Sale of treasury stock (in shares)			47,479